UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1411 Fourth Avenue, Suite 1550
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	August 6, 2012
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	29
					---------------------
						226878
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	E      	84990175	265	200	SH 		SOLE	200	0
A F L A C Inc                        	E       1055102		9274	193701	SH 		SOLE	189519	4182
Abbott Laboratories                  	E       2824100		7999	116676	SH 		SOLE	114118	2558
Accenture Ltd Cl A                   	E       G1151C101       7795	111323	SH 		SOLE	108923	2400
Amgen Incorporated                   	E       31162100	9166	108753	SH 		SOLE	106351	2402
Bank Of America Corp                 	E       60505104	6542	740900	SH 		SOLE	724748	16152
Berkshire Hathaway Cl B              	E       84670702	7318	82980	SH 		SOLE	81197	1783
Block H & R Incorporated             	E       93671105	6899	398131	SH 		SOLE	389478	8653
Bristol-Myers Squibb Co              	E       110122108	6445	190967	SH 		SOLE	186753	4214
Cabelas Inc                          	E       126804301	13856	253408	SH 		SOLE	247986	5422
Comcast Cp New Cl A Spl              	E       20030N200       7653	219871	SH 		SOLE	215013	4858
Disney Walt Co                       	E       254687106	10294	196911	SH 		SOLE	192648	4263
Ebay Inc                             	E       278642103	14246	294525	SH 		SOLE	288255	6270
Franklin Resources Inc               	E       354613101	7803	62394	SH 		SOLE	61043	1351
Gannett Co Inc Del                   	E       364730101	10981	618660	SH 		SOLE	605156	13504
Home Depot Inc                       	E       437076102	10645	176340	SH 		SOLE	173271	3069
Johnson & Johnson                    	E       478160104	4117	59746	SH 		SOLE	58406	1340
Jpmorgan Chase & Co                  	E       46625H100       6223	153735	SH 		SOLE	150381	3354
Mc Donalds Corp                      	E       580135101	4757	51858	SH 		SOLE	50703	1155
Medtronic Inc                        	E       585055106	5244	121621	SH 		SOLE	118945	2676
Merck & Co Inc                       	E       58933y105       7808	173149	SH 		SOLE	169345	3804
Mylan Laboratories Inc               	E       628530107	6831	280293	SH 		SOLE	274154	6139
Nordstrom Inc                        	E       655664100	8509	154215	SH 		SOLE	150841	3374
Oakmark Intl Fd Class I              	E       413838202	283	15078	SH 		SOLE	15078	0
Pfizer Incorporated                  	E       717081103	7654	308046	SH 		SOLE	301277	6769
Smead Value Fd Inst Cl               	E       89833W568      12062	441372	SH 		SOLE	382821	58551
Starbucks Corp                       	E       855244109	8300	163691	SH 		SOLE	160183	3508
Walgreen Company                     	E       931422109	8216	225489	SH 		SOLE	220616	4873
Wells Fargo & Co New                 	E       949746101	9693	280738	SH 		SOLE	274492	6246
			                                       226878




